CONSOLIDATED STATEMENT OF EQUITY (USD $) In Thousands, unless otherwise specified	Total Equity before Non-controlling Interest Series 1 Beneficial Interests	Total Equity before Non-controlling Interest	Beneficial Ownership Interests Series 1 Beneficial Interests	Beneficial Ownership Interests	Paid-in Capital	Accumulated Retained Earnings	Non-controlling Interest Series 1 Beneficial Interests	Non-controlling Interest	Series 1 Beneficial Interests	Total
Balance at Feb. 04, 2014
Increase (Decrease) in Equity
Issuance of Series 1 Beneficial Interests to AerCap Ireland Capital Limited	$ 4,557,641		$ 4,557,641				$ 77,047		$ 4,634,688
Net income		687,814				687,814				687,814
Stock compensation		14,876			14,876					14,876
Dividends paid								(187)		(187)
Balance at Dec. 31, 2014		$ 5,260,331		$ 4,557,641	$ 14,876	$ 687,814		$ 76,860		$ 5,337,191